Accrued Expenses and Other Current Liabilities	12 Months Ended
Jun. 30, 2025
Payables and Accruals [Abstract]
Accrued Expenses and Other Current Liabilities

11. Accrued Expenses and Other Current Liabilities

As of June 30, 2025 and 2024, accrued expenses and other current liabilities consisted of the following:

(in thousands)	June 30, 2025	June 30, 2024
Payroll and other employee-related costs	$4,616	$4,222
Construction business expenses	2,591	2,425
Other	500	362
Accrued expenses and other current liabilities	$7,707	$7,009